Earnings Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share
10.	Earnings Per Share:

The Company calculates earnings per share by dividing net income available to common shareholders in each period by the weighted-average number of common shares outstanding during that period. As further disclosed under Note 8 of the 2021 Annual Report, the Series A Preferred Shares were redeemed in full on December 8, 2021 and dividends on the Series A Preferred Shares did not accrue nor accumulate during the period from July 1, 2019 through their redemption date. As a result, no dividend effect from the Series A Preferred Shares has been considered in the earnings per share calculations in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

Diluted earnings per share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the six months ended June 30, 2021, the denominator of diluted earnings per common share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the shares were outstanding with respect to warrants that were outstanding during that period. For the six months ended June 30, 2022, the effect of the (i) 62,344 Class A Warrants, (ii) 67,864 Private Placement Warrants and (iii) April 7 Warrants outstanding during that period and as of that date, would be antidilutive, hence were excluded from the computation of diluted earnings per share. For more information on the terms and conditions of these securities, please refer to Note 8 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 Annual Report.

As a result of the foregoing, for the six months ended June 30, 2022, “Basic earnings per share” equaled “Diluted earnings per share”. The components of the calculation of basic and diluted earnings per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income are as follows:
	Six months ended June 30,	Six months ended June 30,
	2021	2022
Net income and comprehensive income	$7,602,568	$47,729,784

Weighted average number of common shares outstanding, basic	73,384,422	94,610,088
Earnings per common share, basic	0.10	0.50

Plus: Dilutive effect of warrants	2,818,587	—
Weighted average number of common shares outstanding, diluted	76,203,009	94,610,088
Earnings per common share, diluted	$0.10	$0.50